Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Accounts payable	1,373,037	1,818,003
Accrued liabilities	7,750	3,812
Total	1,380,787	1,821,815